UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Morgens Waterfall Vintiadis & Company Inc.
Address:       600 Fifth Avenue
               New York, NY 10020

13 File Number:     28-04599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens

Title:     Chairman

Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens            New York, New York       November 4, 2011
------------------           ---------------------   --------------------
    [Signature]                    [City/State]              [Date]




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Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $69,596

List of Other Included Managers:            None



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON COM INC               COM              023135106    1,838     8,500 SH       SOLE                    8,500
AMERICAN TOWER CORP          CL A             029912201    2,690    50,000 SH       SOLE                   50,000
APPLE INC                    COM              037833100    4,461    11,700 SH       SOLE                   11,700
ARM HLDGS PLC                SPONSORED ADR    042068106    2,678   105,000 SH       SOLE                  105,000
CALPINE CORP                 COM NEW          131347304    3,238   230,000 SH       SOLE                  230,000
CAMERON INTERNATIONAL CORP   COM              13342B105    1,329    32,000 SH       SOLE                   32,000
CELGENE CORP                 COM              151020104    2,953    47,700 SH       SOLE                   47,700
CORNING INC                  COM              219350105    1,483   120,000 SH       SOLE                  120,000
CVS CAREMARK CORPORATION     COM              126650100    1,680    50,000 SH       SOLE                   50,000
DELL INC                     COM              24702R101      566    40,000 SH       SOLE                   40,000
DUSA PHARMACEUTICALS INC     COM              266898105    5,550 1,500,000 SH       SOLE                1,500,000
EBAY INC                     COM              278642103    2,035    69,000 SH       SOLE                   69,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,678   211,613 SH       SOLE                  211,613
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107    1,289    50,000 SH       SOLE                   50,000
INSULET CORP                 COM              45784P101    5,535   362,700 SH       SOLE                  362,700
INTERNATIONAL GAME TECHNOLOG COM              459902102    1,962   135,000 SH       SOLE                  135,000
IPC THE HOSPITALIST CO INC   COM              44984A105    3,569   100,000 SH       SOLE                  100,000
LAS VEGAS SANDS CORP         COM              517834107    1,534    40,000 SH       SOLE                   40,000
MAKO SURGICAL CORP           COM              560879108    1,369    40,000 SH       SOLE                   40,000
MGM RESORTS INTERNATIONAL    COM              552953101    1,704   183,400 SH       SOLE                  183,400
NATIONAL OILWELL VARCO INC   COM              637071101    1,281    25,000 SH       SOLE                   25,000
ORASURE TECHNOLOGIES INC     COM              68554V108      796   100,000 SH       SOLE                  100,000
PRIMUS TELECOMMUNICATIONS GR COM              741929301    7,919   745,000 SH       SOLE                  745,000
QUALCOMM INC                 COM              747525103    3,404    70,000 SH       SOLE                   70,000
RANGE RES CORP               COM              75281A109    1,578    27,000 SH       SOLE                   27,000
SANDISK CORP                 COM              80004C101    2,018    50,000 SH       SOLE                   50,000
UNIVERSAL DISPLAY CORP       COM              91347P105      288     6,000 SH       SOLE                    6,000
WATSON PHARMACEUTICALS INC   COM              942683103    2,634    38,600 SH       SOLE                   38,600
ZHONGPIN INC                 COM              98952K107      537    70,700 SH       SOLE                   70,700